Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of derivative liabilities - Unique Logistics International, Inc. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 03, 2008	Dec. 02, 2008	Dec. 01, 2008
Level 1 [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of derivative liabilities [Line Items]
Derivative liabilities as June 1, 2021
Addition
Change in fair value
Derivative liabilities as May 31, 2022
Level 2 [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of derivative liabilities [Line Items]
Derivative liabilities as June 1, 2021
Addition
Change in fair value
Derivative liabilities as May 31, 2022
Level 3 [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of derivative liabilities [Line Items]
Derivative liabilities as June 1, 2021
Addition		8,417,296
Change in fair value	$ (809,611)	4,020,698
Derivative liabilities as May 31, 2022		$ 12,437,994